Leases, Right-of-use Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Right-of-use assets [Abstract]
Right-of-use assets		$ 153.2	$ 207.2
Depreciation of right-of-use assets	[1]	73.3	76.9	$ 13.9
Additions to right-of-use assets		38.8	42.0
Assets Held for Sale [Member]
Right-of-use assets [Abstract]
Right-of-use assets		8.9
Revised [Member]
Right-of-use assets [Abstract]
Right-of-use assets			207.2
Depreciation [Member]
Right-of-use assets [Abstract]
Depreciation of right-of-use assets		73.3
Leasehold Land and Buildings [Member]
Right-of-use assets [Abstract]
Right-of-use assets		128.5
Leasehold Land and Buildings [Member] | Revised [Member]
Right-of-use assets [Abstract]
Right-of-use assets			180.1
Leasehold Land and Buildings [Member] | Depreciation [Member]
Right-of-use assets [Abstract]
Depreciation of right-of-use assets		56.9
Computer Equipment [Member]
Right-of-use assets [Abstract]
Right-of-use assets		16.0
Computer Equipment [Member] | Revised [Member]
Right-of-use assets [Abstract]
Right-of-use assets			20.4
Computer Equipment [Member] | Depreciation [Member]
Right-of-use assets [Abstract]
Depreciation of right-of-use assets		9.6
Other [Member]
Right-of-use assets [Abstract]
Right-of-use assets		8.7
Other [Member] | Revised [Member]
Right-of-use assets [Abstract]
Right-of-use assets			$ 6.7
Other [Member] | Depreciation [Member]
Right-of-use assets [Abstract]
Depreciation of right-of-use assets		$ 6.8

[1]	$13.9 million of depreciation on leased assets was included in depreciation of property, plant and equipment in the Year ended October 31, 2019. No depreciation in relation to leased assets is included in depreciation of property, plant and equipment in the periods ended October 31, 2020 and 2021 as all leased assets are classified as right-of-use assets following the adoption of IFRS 16.